Summary of Significant Accounting Policies - Revenue recognition (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lease term	4 years	4 years
Contingent lease payments	$ 0	$ 0
Term of payments after the shipment or delivery of the product	30 days	30 days